SCHEDULE OF LAND USE RIGHT, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Land use rights (Note 8(2))		¥ 176,645
Less: accumulated amortization		(2,208)
Land use rights, net	$ 23,898	¥ 174,437